INCOME TAXES	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 12 – INCOME TAXES

A reconciliation of the differences between the effective income tax rates and the statutory federal tax rates for the years ended December 31, 2021 and 2021 (computed by applying the U.S. Federal corporate tax rate of 21 percent to the loss before taxes) is as follows:

	2021		2020
Tax benefit at U.S. statutory rate		$(2,515,184)		$(1,021,163)
State taxes, net of federal benefit		(89,264)		(260,154)
Stock based compensation		1,875,514
Change in fair value of convertible bridge notes and derivatives		-		792,877
PPP loan forgiveness		(30,018)		-
Gain on extinguishment of liabilities		238,260		-
Other permanent differences		-		60,941
Change in valuation allowance		520,692		427,499
	$-		$-

The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and liabilities for the years ended December 31, 2021 and 2020 consisted of the following:

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

	2021	2020
Net operating loss carry-forward	$3,073,065	$2,657,931
Accrued expenses	166,783	80,676
Stock based compensation	70,128	50,944
Charitable contribution	267	-
Net deferred tax assets	3,310,243	2,789,552
Valuation allowance	(3,310,243)	(2,789,552)
Total net deferred tax asset	$—	$—

At December 31, 2021 and 2020, the Company had net deferred tax assets of $3,310,243 and $2,789,552 principally arising from net operating loss carry-forwards for income tax purposes (“NOLs”). As management of the Company cannot determine that it is more likely than not that the Company will realize the benefit of the net deferred tax asset, a valuation allowance equal to the net deferred tax asset has been established at December 31, 2021 and 2020. At December 31, 2021, the Company has net operating loss carry forwards totaling approximately $12,125,000. The potential tax benefit arising from NOLs generated of approximately $5,474,000 prior to 2018 effective date will begin to expire in 2034. The potential tax benefit arising from the net operating loss carryforwards of approximately $6,651,000 generated after 2018 can be carried forward indefinitely within the annual usage limitations. The Company is delinquent in filing its federal tax returns for several of the previous year periods since inception. Therefore, all tax years since the Company’s inception remain open for examination. Management expects to retain a tax professional to assist in bringing these filings current.

The Company’s NOL and tax credit carryovers may be significantly limited under the Internal Revenue Code (“IRC”). NOL and tax credit carryovers are limited under Section 382 when there is a significant “ownership change” as defined in the IRC. During the year ended December 31, 2021 and in prior years, the Company may have experienced such ownership changes, which could impose such limitations.

The limitations imposed by the IRC would place an annual limitation on the amount of NOL and tax credit carryovers that can be utilized. When the Company completes the necessary studies, the amount of NOL carryovers available may be reduced significantly. However, since the valuation allowance fully reserves for all available carryovers, the effect of the reduction would be offset by a reduction in the valuation allowance.